Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Florida University System Optional Retirement Program and the

Florida Senior Management Service Optional Annuity Program

Supplement Dated January 18, 2022, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2021

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your contract prospectus and contract prospectus summary, as applicable.

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IMPORTANT INFORMATION ABOUT THE ABERDEEN EMERGING MARKETS SUSTAINABLE LEADERS FUND

Effective on or about February 28, 2022, the Aberdeen Emerging Markets Sustainable Leaders Fund will change its name to abrdn Emerging Markets Sustainable Leaders Fund.  Accordingly, all references to “Aberdeen Emerging Markets Sustainable Leaders Fund” appearing in the contract prospectus and contract prospectus summary are hereby deleted and replaced with “abrdn Emerging Markets Sustainable Leaders Fund.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.207045-21	January 2022